Loans Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loans Receivable, Net [Abstract]
LOANS RECEIVABLE, NET

NOTE 8 — LOANS RECEIVABLE, NET

The Company’s loans receivable, net was as follows:

	As of
	September 30, 2024	December 31, 2023

Residential mortgage loans	$1,680,436	$1,605,531
Less: allowance for expected credit losses	(10,318)	(1,229)
Loans receivable, net	$1,670,118	$1,604,302

Classifying as:
Current portion	$628,160	$549,461
Non-current portion	1,041,958	1,054,841
Loans receivable, net	$1,670,118	$1,604,302

The interest rates on loans issued ranged between 9.00% and 10.50% (for the nine months ended September 30, 2023: 9.00% to 10.50%) per annum for the nine months ended September 30, 2024. Mortgage loans are secured by collateral in the pledge of the underlying real estate properties owned by the borrowers. As of September 30, 2024, the net carrying amount of the loans receivable was $1,670,118, which included an interest receivable of $114,616.

Mortgage loans are made to either business or individual customers in Hong Kong for a period of 1 to 25 years, which are fully collateralized and closely monitored for counterparty creditworthiness, with such collateral having a fair value in excess of the carrying amount of the loans as of September 30, 2024 and December 31, 2023.

Estimated allowance for expected credit losses is determined on quarterly basis, in accordance with the CECL model, for general credit risk of the overall portfolio, which is relied on an assessment of specific evidence indicating doubtful collection, historical loss experience, loan balance aging and prevailing economic conditions. If there is an unexpected deterioration of a customer’s financial condition or an unexpected change in economic conditions, including macroeconomic events, the Company will assess the need to adjust the allowance for expected credit losses. Any such resulting adjustments would affect earnings in the period that adjustments are made.

For the three and nine months ended September 30, 2024, the Company has evaluated the probable losses on loans receivable and made a provision for allowance for expected credit losses of $5,482 and $9,037, respectively.

For the three and nine months ended September 30, 2023, the Company has evaluated the probable losses on loans receivable and made a provision for allowance for expected credit losses of $1,414 and $1,414, respectively.

NOTE 8 — LOANS RECEIVABLE, NET

The Company’s loans receivable, net was as follows:

	As of December 31,
	2023	2022

Residential mortgage loans	$1,605,531	$1,589,871
Less: allowance for expected credit losses	(1,229)	—
Loans receivable, net	$1,604,302	$1,589,871

Classifying as:
Current portion	$549,461	$517,479
Non-current portion	1,054,841	1,072,392
Loans receivable, net	$1,604,302	$1,589,871

The interest rates on loans issued ranged between 9.00% and 10.50% (2022: 9.00% to 10.00%) per annum for the year ended December 31, 2023. Mortgage loans are secured by collateral in the pledge of the underlying residential properties owned by the borrowers. As of December 31, 2023, the net carrying amount of the loans receivable was $1,604,302, which included an interest receivable of $40,100.

Mortgage loans are made to either business or individual customers in Hong Kong for a period of 1 to 25 years, which are fully collateralized and closely monitored for counterparty creditworthiness, with such collateral having a fair value in excess of the carrying amount of the loans as of December 31, 2023 and 2022.

The following table presents the activity in the allowance for expected credit losses:

	As of December 31,
	2023	2022
Balance at beginning of year	$—	$76,799
Allowance for expected credit losses	1,225	—
Written-off	—	(76,799)
Foreign translation adjustment	4	—
Balance at end of year	$1,229	$—

Estimated allowance for expected credit losses is determined on quarterly basis, in accordance with the CECL model, for general credit risk of the overall portfolio, which is relied on an assessment of specific evidence indicating doubtful collection, historical loss experience, loan balance aging and prevailing economic conditions. If there is an unexpected deterioration of a customer’s financial condition or an unexpected change in economic conditions, including macroeconomic events, the Company will assess the need to adjust the allowance for expected credit losses. Any such resulting adjustments would affect earnings in the period that adjustments are made.

For the years ended December 31, 2023 and 2022, the Company has assessed the probable loss and made an allowance for expected credit losses of $1,225 and nil on loans receivable, respectively.